COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Country Risk

As the Group’s principal operations are currently conducted in the PRC, it is subject to considerations and risks not typically associated with companies in North America and Western Europe. These risks include, among others, risks associated with the political, economic, and legal environments and foreign currency exchange limitations encountered in the PRC. The Group’s results of operations may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, among other things.

In addition, all of the Group’s transactions in the PRC are denominated in RMB, which must be converted into other currencies before remittance from the PRC. Both conversion of RMB into foreign currencies and remittance of foreign currencies abroad subject to the regulations of foreign currency governed by the PRC regulatory agents.

New Businesses and New Market Risk

Real estate agent service income was a major income source of the Group in the PRC market since its inception. The Group’s real estate agent service income declined by 90.34% in 2023 as compared to 2022, by 89.71% in 2022 as compared to 2021, and by 28.55% in 2021 as compared to 2020. The decline of real estate agent service income was primarily attributed to the tightening policy on the real estate market adopted in recent years in the PRC. It is difficult to engage in a new real estate sales project in the PRC. While the Company has made efforts to develop new projects, it may not be able to recover to the level of 2022 in the future.

In response to the shrinking of sales in new residential housing market in the PRC, the Company is shifting its focus to the UK and other non-PRC markets. In August 2022, the Company purchased “Fernie Castle,” a real property located in Scotland. The Company plans to remodel this property into a multi-functional cultural venue with functions for a fine dining restaurant, hotel, wedding events and gardening. In December 2022, the Company purchased a second real estate property located at Torquay England. The Company plans to remodel this property and operate it as a hotel with restaurant facilities. To achieve this goal, the Company needs to find experts and skilled workers in the UK local market and to obtain long-term financial support. There is no guarantee that these new businesses will be profitable in the short to medium term or that the Company will have sustainable financial sources to support such operations in the long term. In addition, the continuous increase in energy costs, the labor shortage in the UK, the war in Ukraine are all expected to have negative impacts on Company’s operations in the UK.

Legal Proceeding

Except for the following disclosure, we are currently not a party to any litigation of which, if determined adversely to us, would individually or in the aggregate be reasonably expected to have a material adverse effect on our business, operating results, cash flows or financial condition.

The Group will file a civil complaint in local District’s court if there is a dispute on accounts receivable with customers. Historically, the Group has won the civil complaint and received the amounts awarded by court.

On February 17, 2022, Mingda Tianjin filed a civil complaint in Gusu District Court of Suzhou City, Jiangsu Province, alleging unpaid service fee and breach of contract against Tianfang (Suzhou) Real Estate Co., Ltd. The claimed amount was the unpaid base of $45,926 (RMB291,742.17 translated at the December 31, 2021 exchange rate), plus a 0.1‰ per day breaching late fee. The case was settled and Mingda Tianjin received the full amount claimed on May 19, 2022.

On March 18, 2022, the Chengdu Branch Office of Mingda Tianjin filed a civil complaint against Chengdu TEDA New City in the People’s Court of Dujiangyan City, Sichuan Province, citing breach of contract and unpaid service fees totaling $757,861 (RMB5,380,734). The court ruled in favor of Mingda Tianjin on July 15, 2022, ordering Chengdu TEDA to pay the full amount within five days. Chengdu TEDA appealed the decision on July 29, 2022. The Intermediate People’s Court of Chengdu City issued a final judgment on December 23, 2022, upholding the initial ruling and additionally requiring Chengdu TEDA to pay liquidated damages and interest, totaling RMB5,157,182. Mingda Tianjin received the final payment of $838,625 (RMB5,954,151) on February 27, 2023.

On January 9, 2023, the Chengdu Branch Office of Mingda Tianjin filed a civil complaint against Chengdu TEDA New City in the People’s Court of Dujiangyan City, Sichuan Province, for breach of contract and an unpaid service fee totaling approximately $263,725 (RMB1,872,419). On March 24, 2023, the court issued a favorable judgment requiring Chengdu TEDA to pay the full claimed amount within 10 days. On September 1, 2023, the Company received $127,842 (RMB907,662). As of now, the Company has not yet received the remaining funds and is actively pursuing the collection process.

On July 17, 2023, Mingda Tianjin initiated a civil lawsuit in the Heping District People’s Court of Tianjin City, alleging breach of contract against an individual over an unpaid receivable of $101,692 (RMB722,000). On September 8, 2023, a civil mediation resulted in an agreement documented by the court: the individual consented to pay Mingda Tianjin $63,381 (RMB450,000) plus $1,397 (RMB9,919) in expenses. In return, Mingda Tianjin agreed to forgive the remaining balance of $38,310 (RMB272,000). The agreed amount totaling $64,778 (RMB459,919) was received by Mingda Tianjin on September 10, 2023, subsequently closing the case.